Derivative and Hedging Instruments - Summary of Recognized Gains Losses on Derivatives and Hedged Items in Fair Value Hedges in Investment Income (Parenthetical) (Detail) $ in Millions	Dec. 31, 2023 CAD ($)
Disclosure of detailed information about hedges [line items]
carrying amounts for hedged items	$ 9,191
carrying amounts for hedged items relates to new hedge relationships	9,191
IFRS 9 [Member]
Disclosure of detailed information about hedges [line items]
carrying amounts for hedged items	9,160
carrying amounts for hedged items relates to new hedge relationships	9,160
Hedged Item Liabilities scarrying amounts for hedged items relates to new hedge relationships	$ 29,133